Derivative liability (Detail Textuals 3)								12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 01, 2012	Feb. 01, 2012	Dec. 31, 2011	Jan. 25, 2014 Subsequent events	Jul. 25, 2013 Subsequent events	Dec. 31, 2012 Finders Fee Agreements USD ($)	Dec. 31, 2012 Officer and Director Consulting Agreement Stock_Warrant_Unit	Dec. 31, 2012 Warrant USD ($)	Dec. 31, 2012 Warrant CAD	Dec. 31, 2012 Warrant Warrant Grouping One	Dec. 31, 2012 Warrant Warrant Grouping Two
Derivative [Line Items]
Number of warrants issued										2,410,000	2,410,000	1,110,000	1,300,000
Number of warrants outstanding	6,200,000	950,000								2,410,000	2,410,000	1,110,000	1,300,000
Exercise price of warrants (in $Cdn)	0.50		0.50	0.50		1.20	0.96			0.50	0.50
Value of units issued										$ 1,198,623	1,205,000
Number of units issued for services and settlement of accounts payable									610,000
Finders' fees paid as cash								49,635
Finders' fees paid by issuing warrants								$ 14,295